Commitments and Contingencies - Additional Information (Details) $ in Millions		12 Months Ended
	Nov. 25, 2015 USD ($)	Dec. 31, 2017 USD ($) Property ground_lease tenant claim location renewal_option	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 01, 2016 USD ($)	Sep. 08, 2015 Property
Loss Contingencies [Line Items]
Number of properties sold | Property		10
Proceeds from sale of properties		$ 110.3
Number of locations sold which were previously rejected | location		6
Number of locations owned with in-place leases | location		9
Number of vacant locations | location		1
Number of outstanding claims | claim		0
Total commitments		$ 63.4
Total commitments relating to future acquisitions		29.3
Commitments to purchase capital assets within one year expected to be funded within one year		59.5
Contingently liable amount of debt owed by tenant		$ 5.7
Number of tenants indemnified by for any payments the Company may be required to make on debt | tenant		1
Operating lease number of renewal options | renewal_option		2
Operating lease renewal term		5 years
Number of properties subject to ground leases | ground_lease		13
General and Administrative Expense
Loss Contingencies [Line Items]
Rental expense		$ 0.9	$ 1.5	$ 0.7
Property Costs
Loss Contingencies [Line Items]
Rental expense		1.5	$ 1.4	$ 1.2
Albertons, LLC [Member]
Loss Contingencies [Line Items]
Amount of bankruptcy claims settled					$ 3.0
Amount of bankruptcy claims for rent reduction settled		$ 3.0
Haggen Operations Holdings, LLC
Loss Contingencies [Line Items]
Amount of bankruptcy claims settled					$ 3.4
Locations returned upon settlement | location		7
Number of lease location affirmed under bankruptcy | location		13
Albertson's LLC | Haggen Operations Holdings, LLC
Loss Contingencies [Line Items]
Number of lease location affirmed under bankruptcy | location		5
Smart and Final LLC | Haggen Operations Holdings, LLC
Loss Contingencies [Line Items]
Number of lease location affirmed under bankruptcy | location		5
Gleason's Markets | Haggen Operations Holdings, LLC
Loss Contingencies [Line Items]
Number of lease location affirmed under bankruptcy | location		2
Safeway | Haggen Operations Holdings, LLC
Loss Contingencies [Line Items]
Number of lease location affirmed under bankruptcy | location		1
Subsidiaries | Haggen Operations Holdings, LLC
Loss Contingencies [Line Items]
Properties leased | Property						20
Spirit Realty, Inc. | Haggen Operations Holdings, LLC
Loss Contingencies [Line Items]
Initial litigation settlement	$ 21.0